GOING CONCERN (Details Narrative) - USD ($)	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Going Concern Details Narrative
Cash	$ 4,998	$ 4,988	$ 4,986
Current liabilities	686,742	504,528	290,068
Working capital deficit	681,744	499,530
Accumulated deficit	$ 1,088,730	$ 906,516	$ 662,068